Share-based Compensation (Allocation of recognized period costs and expenses) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation recognized in costs and expenses	¥ 1,890	$ 273	¥ 34,354	¥ 53,181
Cost of revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation recognized in costs and expenses	(4,367)	(629)	6,335	16,295
Sales and marketing expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation recognized in costs and expenses	(2,842)	(409)	3,043	10,200
General and administrative expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation recognized in costs and expenses	11,025	1,588	21,836	20,927
Technology and product development expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation recognized in costs and expenses	¥ (1,926)	$ (277)	¥ 3,140	¥ 5,759